Description of the business	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the business [Text Block]

  1. Description of the business

Salona Global Medical Device Corporation (formerly known as Brattle Street Investment Corp.) ("we," "us," "our," "Salona," or the "Company"), is a publicly traded company listed on the TSX Venture Exchange (the "Exchange" or "TSXV"). The Company is an acquisition oriented, US-based and revenue generating medical technology company. The Company aims to leverage the liquid Canadian capital markets to acquire small to midsize US and internationally based medical device products and companies with the goal of expanding sales and improving operations. The Company's aim is to create a large, broad-based medical device company with global reach.

The Company was incorporated under the Canada Business Corporations Act on September 17, 2013. The Company's common shares trade on the Exchange under the symbol "SGMD". The Company's registered office is Suite 200E - 1515A Bayview Avenue, East York, Ontario, Ontario, M4G 3B5.

On December 21, 2020, the Company consolidated its issued and outstanding common shares on the basis of 7.37 post-consolidation common shares for 10 pre-consolidation common shares (the "Consolidation"). These shares were retroactively restated on the consolidated statements of stockholders' equity.

On May 21, 2021, the Company closed on an acquisition of South Dakota Partners Inc. ("SDP").

On September 30, 2021, the Company closed on an acquisition of Simbex, LLC ("Simbex").

On November 28, 2021, the Company launched a new U.S. sales subsidiary called ALG Health Plus, LLC ("ALG Health Plus" or "LLC"), aimed at selling medical devices and supplies to small, independent hospitals and group purchasing organizations, organizations that offer small medical offices and clinics access to devices and supplies on a larger scale creating efficiencies by aggregating purchasing volumes.

On March 11, 2022, the Company closed on an acquisition of Mio-Guard, LLC ("Mio-Guard") a medical device sales and marketing business serving the Midwest United States. Since 2009, the team at Mio-Guard has sold into the athletic training, physical therapy and orthopedics markets for sports medicine products. Mio-Guard has over 50 sales representatives in the United States with a focus on the Midwest, South and Central United States and long-standing relationships with institutions ranging from high school to college to professional athletics.

Under the terms of the Purchase Agreement, Inspira Financial Company, a wholly owned subsidiary of Salona Global (the " Salona Global Buyer ") will acquire all of the units of Mio-Guard from Mr. Zisholz in consideration for (i) 1,300,000 Class B units of the Salona Global Buyer (" Class B Units ") on closing, (ii) up to 125,000 Class B Units per quarter for eight consecutive quarters immediately following closing (subject to adjustment pursuant to customary closing adjustments), and (iii) two Class B Units for each dollar of EBITDA Mio-Guard generates during the eight quarters, subject to customary closing adjustments and subject to a maximum of 4,000,000 Class B Units to be issued.

The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global (" Salona Global Class 'A' Shares ") on a one for one basis. The Salona Global Class "A" Shares have the same attributes as the Common Shares of Salona Global (" Salona Global Common Shares "), except that the Salona Global Class "A" Shares are not listed on the TSX Venture Exchange, do not carry the right to vote, and are convertible, subject to certain terms and conditions, including a provision prohibiting a holder of Salona Global Class "A" Shares from converting Salona Global Class "A" Shares for Salona Global Common Shares if it would result in such holder holding more than 9.9% of the Salona Global Common Shares, into Salona Global Common Shares on a one-for-one basis. In addition, pursuant to the Contribution and Exchange Agreement, Mr. Zisholz is restricted from holding more than 500,000 Salona Global Common Shares at any time.

The Company's operations could be significantly adversely affected by the effects of a widespread global outbreak of a contagious disease, including the recent outbreak of respiratory illness caused by COVID-19. The Company cannot accurately predict the impact COVID-19 will have on its operations and the ability of others to meet their obligations with the Company, including uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could further affect the Company's operations and ability to finance its operations.

1. Description of the business

Salona Global Medical Device Corporation (formerly known as Brattle Street Investment Corp.) ("we," "us," "our," "Salona," or the "Company"), is a publicly traded company listed on the TSX Venture Exchange (the "Exchange" or "TSXV"). The Company is an acquisition oriented, US-based and revenue generating medical technology company. The Company aims to leverage the liquid Canadian capital markets to acquire small to midsize US and internationally based medical device products and companies with the goal of expanding sales and improving operations. The Company's aim is to create a large, broad-based medical device company with global reach.

The Company was incorporated under the Canada Business Corporations Act on September 17, 2013. The Company's common shares trade on the Exchange under the symbol "SGMD". The Company's registered office is Suite 200E - 1515A Bayview Avenue, East York, Ontario, Ontario, M4G 3B5.

On December 21, 2020, the Company consolidated its issued and outstanding common shares on the basis of 7.37 post-consolidation common shares for 10 pre-consolidation common shares (the "Consolidation"). These shares were retroactively restated on the consolidated statements of stockholders' equity.

On May 21, 2021, the Company closed on an acquisition of South Dakota Partners Inc. ("SDP").

On September 30, 2021, the Company closed on an acquisition of Simbex, LLC ("Simbex").

On November 28, 2021, the Company launched a new U.S. sales subsidiary called ALG Health Plus, LLC (“ALG Health Plus” or “LLC”), aimed at selling medical devices and supplies to small, independent hospitals and group purchasing organizations ("GPO"), organizations that offer small medical offices and clinics access to devices and supplies on a larger scale creating efficiencies by aggregating purchasing volumes.

Salona has created the LLC with an arm's length seasoned U.S. sales executive ("Agent") and his team with deep contacts and current sales relationships in the independent hospital and GPO sales channel on an exclusive basis. As part of the agreements to acquire the sales channel and existing customers, the Agent will receive 1,000,000 Salona Class "A" Shares (defined and details regarding these restricted, non-voting shares is below) so long as the LLC generates at least US$1,000,000 in profitable revenue for the quarter ending February 28, 2022. As of February 28, 2022, the LLC did not meet its US $1,000,000 profitable revenue target as it generated profitable revenue of $856,170 (US $676,173), hence no amount has been accrued.

Salona has formed the LLC by contributing US$10,000 in organizational expenses and is the sole manager of the LLC, and, as such, holds all of the voting and participating units of the LLC. In addition to the initial revenue target of US$1,000,000 for the quarter ending February 28, 2022, for every US$50 block in marginal profit above market transfer pricing ("Sales Channel EBITDA") for the LLC during each quarter commencing with the three months ended February 28, 2022, and each of the quarterly periods thereafter through February 28, 2024 (up to US$10,000,000 in Sales Channel EBITDA), the Agent will receive $72 in Salona Class "A" Shares (based on the market price of the Salona Common Shares on November 29, 2021). The Agent has contributed the exclusive rights to sell to certain customers and related sales orders and supply agreements, in exchange for non-voting, non-participating units of the LLC that are exchangeable pursuant to a contribution and exchange agreement (the "Contribution and Exchange Agreement") with Salona into Class "A" non-voting common shares of Salona ("Salona Class "A" Shares"). The Salona Class "A" Shares have the same attributes as the common shares of Salona ("Salona Common Shares"), except that are not listed on the TSX Venture Exchange, do not carry the right to vote, and are convertible, subject to certain terms and conditions, including a provision prohibiting a holder of Salona Class "A" Shares from converting  Salona Class "A" Shares for Salona Common Shares if it would result in such holder holding more than 9.9% of the Salona Common Shares, into Salona Common Shares on a one-for-one basis. In addition, pursuant to the Contribution and Exchange Agreement, the Agent is restricted from holding more than 500,000 Salona Common Shares at any time and the maximum allotment is no more than 21,000,000 Salona Class "A" Shares.

On March 11, 2022, the Company closed on an acquisition of Mio-Guard, LLC ("Mio-Guard") a medical device sales and marketing business serving the Midwest United States. Since 2009, the team at Mio-Guard has sold into the athletic training, physical therapy and orthopedics markets for sports medicine products. Mio-Guard has over 50 sales representatives in the United States with a focus on the Midwest, South and Central United States and long-standing relationships with institutions ranging from high school to college to professional athletics.

Under the terms of the Purchase Agreement, Inspira Financial Company, a wholly owned subsidiary of Salona Global (the " Salona Global Buyer ") will acquire all of the units of Mio-Guard from Mr. Zisholz in consideration for (i) 1,300,000 Class B units of the Salona Global Buyer (" Class B Units ") on closing, (ii) up to 125,000 Class B Units per quarter for eight consecutive quarters immediately following closing (subject to adjustment pursuant to customary closing adjustments), and (iii) two Class B Units for each dollar of EBITDA Mio-Guard generates during the eight quarters, subject to customary closing adjustments and subject to a maximum of 4,000,000 Class B Units to be issued.

The Class B Units will be non-voting, non-participating units of the Salona Global Buyer that will be exchangeable into Class "A" non-voting Common Shares of Salona Global (" Salona Global Class 'A' Shares ") on a one for one basis. The Salona Global Class "A" Shares have the same attributes as the Common Shares of Salona Global (" Salona Global Common Shares "), except that the Salona Global Class "A" Shares are not listed on the TSX Venture Exchange, do not carry the right to vote, and are convertible, subject to certain terms and conditions, including a provision prohibiting a holder of Salona Global Class "A" Shares from converting Salona Global Class "A" Shares for Salona Global Common Shares if it would result in such holder holding more than 9.9% of the Salona Global Common Shares, into Salona Global Common Shares on a one-for-one basis. In addition, pursuant to the Contribution and Exchange Agreement, Mr. Zisholz is restricted from holding more than 500,000 Salona Global Common Shares at any time.

The Company's operations could be significantly adversely affected by the effects of a widespread global outbreak of a contagious disease, including the recent outbreak of respiratory illness caused by COVID-19. The Company cannot accurately predict the impact COVID-19 will have on its operations and the ability of others to meet their obligations with the Company, including uncertainties relating to the ultimate geographic spread of the virus, the severity of the disease, the duration of the outbreak, and the length of travel and quarantine restrictions imposed by governments of affected countries. In addition, a significant outbreak of contagious diseases in the human population could result in a widespread health crisis that could adversely affect the economies and financial markets of many countries, resulting in an economic downturn that could further affect the Company's operations and ability to finance its operations.